Composition of Certain Financial Statement Items	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Composition of Certain Financial Statement Items
Composition of Certain Financial Statement Items
Composition of Certain Financial Statement Items
Inventories

	September 30, 2018	December 31, 2017
Raw materials	$1,054	$1,323
Finished goods	2,021	2,347
Total inventories, net of reserves	$3,075	$3,670

Property and Equipment

	September 30, 2018	December 31, 2017
Computer equipment and software	$333	$351
Furniture and office equipment	148	137
Manufacturing equipment	857	1,108
Research and development equipment	30	30
Leasehold improvements	185	178
Property and equipment, cost	1,553	1,804
Less: accumulated depreciation and amortization	(788)	(810)
Property and equipment, net	$765	$994

Depreciation and amortization expense was $0.1 million for both the three months ended September 30, 2018 and 2017, respectively, and $0.3 million and $0.2 million for the nine months ended September 30, 2018 and 2017, respectively.
Accrued Expenses

	September 30, 2018	December 31, 2017
Payroll and commissions payable	$3,619	$2,871
Vacation	946	723
Other accrued expenses	397	438
Total accrued expenses	$4,962	$4,032

3. Composition of Certain Financial Statement Items

Inventories

Inventory balances, net of reserves, consist of the following:

	December 31,
	2016	2017
Raw materials	$738	$1,323
Finished goods	2,617	2,347
	$3,355	$3,670

Property and Equipment

	December 31,
	2016	2017
Computer equipment and software	$75	$351
Furniture and office equipment	84	137
Manufacturing equipment	1,329	1,108
Research and development equipment	34	30
Leasehold improvements	26	178
	1,548	1,804
Less: accumulated depreciation and amortization	(681)	(810)
	$867	$994

Depreciation and amortization expense was $120, $103 and $285 during the years ended December 31, 2015, 2016 and 2017, respectively.

Accrued Expenses

	December 31,
	2016	2017
Payroll and commissions payable	$1,861	$2,871
Vacation	564	723
Other accrued expenses	279	438
	$2,704	$4,032